Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2015
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information:
1.      Basis of Presentation and General Information:
Star Bulk Carriers Corp. (“Star Bulk”) is a shipping company providing worldwide seaborne transportation solutions in the dry bulk sector. Star Bulk was incorporated in the Marshall Islands on December 13, 2006 and maintains executive offices in Athens, Greece.
Star Bulk's common shares started trading on the NASDAQ Global Select Market on December 3, 2007, under the ticker symbol “SBLK.” The accompanying unaudited interim condensed consolidated financial statements include the accounts of Star Bulk and its subsidiaries, which are hereinafter collectively referred to as the “Company,” and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) for interim financial information.  Accordingly, they do not include all the information and notes required by U.S. GAAP for annual financial statements.
These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented.  Operating results for the six months ended June 30, 2015, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2015.
The unaudited interim condensed consolidated financial statements presented in this report should be read in conjunction with the Company's Annual Report on Form 20-F for the year ended December 31, 2014, filed with the SEC on April 8, 2015.  The balance sheet as of December 31, 2014 has been derived from the audited financial statements as of that date, but, pursuant to the requirements for interim financial information, does not include all of the information and footnotes required by U.S. GAAP for complete financial statements.
The 2014 Transactions
On July 11, 2014, the Company, as part of its growth strategy, completed a transaction that resulted in the acquisition of Oceanbulk Shipping LLC (“Oceanbulk Shipping”) and Oceanbulk Carriers LLC (“Oceanbulk Carriers”, and, together with Oceanbulk Shipping, “Oceanbulk”) from Oaktree Dry Bulk Holdings LLC (including affiliated funds, “Oaktree”) and Millennia Holdings LLC (“Millennia Holdings”, and together with Oaktree, the “Sellers”) through the merger of the Company's wholly-owned subsidiaries, Star Synergy LLC and Star Omas LLC, into Oceanbulk's holding companies (the “Merger”).  At the time of the Merger, Oceanbulk owned and operated a fleet of 12 dry bulk carrier vessels and owned contracts for the construction of 25 newbuilding fuel-efficient Eco-type dry bulk vessels at shipyards in Japan and China.  Millennia Holdings is an entity that is affiliated with the family of Mr. Petros Pappas, who became the Company's Chief Executive Officer in connection with the Merger.
The agreement governing the Merger also provided for the acquisition (the “Heron Transaction”) by the Company of two Kamsarmax vessels (the “Heron Vessels”), from Heron Ventures Ltd.  (“Heron”), a limited liability company incorporated in Malta, which was a joint venture between Oceanbulk Shipping and a third party. The Heron Transaction has been reflected in the Company's consolidated financial statements as a purchase of assets.
In addition, concurrently with the Merger, the Company completed a transaction (the “Pappas Transaction”), in which it acquired all of the issued and outstanding shares of Dioriga Shipping Co. and Positive Shipping Company (collectively, the “Pappas Companies”), which were entities owned and controlled by affiliates of the family of Mr. Pappas.  At the time of the Merger, the Pappas Companies owned and operated a dry bulk carrier vessel (Tsu Ebisu) and had a contract for the construction of a newbuilding dry bulk carrier vessel, HN 5016 (Indomitable), which was delivered in January 2015. The Merger, the Heron Transaction and the Pappas Transaction are referred to, together, as the “July 2014 Transactions”.
A total of 54,104,200 of the Company's common shares were issued to the various selling parties in the July 2014 Transactions, consisting of 48,395,766 common shares consideration for the Merger with Oceanbulk, 3,592,728 common shares consideration for the acquisition of Pappas Companies and 2,115,706 common shares partial consideration for the acquisition of the Heron Vessels.
The results of operations of Oceanbulk and the Pappas Companies have been reflected in the Company's consolidated statement of operations since the acquisition date (July 11, 2014).  As a result, no financial information of Oceanbulk and the Pappas Companies are included in the accompanying statement of operations for the period ended June 30, 2014.
The following unaudited pro forma consolidated financial information reflects the results of operations for the six month period ended June 30, 2014, as if the Merger and the Pappas Transaction had been consummated on January 1, 2013 and after giving effect to purchase accounting adjustments, including the nonrecurring pro forma reversal of:  (i)  all acquisition-related transaction costs of $2,363 incurred in the six month period ended June 30, 2014 and (ii) the interest expense of $1,816 incurred in the six month period ended June 30, 2014, with respect to the convertible loan owed by Oceanbulk to its members, which was converted into equity because of the Merger, as if the conversion had taken place on January 1, 2013.  These unaudited pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the Merger and the Pappas Transaction actually taken place on January 1, 2013. In addition, these results are not intended to be a projection of future results and do not reflect any synergies that might be achieved from the combined operations:
Six month period ended June 30, 2014
Pro forma revenues	$ 73,448
Pro forma operating loss	(4,637)
Pro forma net loss	(12,270)
Pro forma loss per share, basic and diluted	$ (0.15)

In addition, on August 19, 2014, the Company entered into definitive agreements with Excel Maritime Carriers Ltd.  (“Excel”) pursuant to which (the “Excel Transactions”) the Company acquired 34 operating dry bulk vessels, consisting of six Capesize vessels, 14 sistership Kamsarmax vessels, 12 Panamax vessels and two Handymax vessels (the “Excel Vessels”) for an aggregate consideration of 29,917,312 of its common shares (the “Excel Vessel Share Consideration”) and $288,391 in cash. The last Excel Vessel was delivered to the Company in April 2015. The delivery of each Excel Vessel has been reflected in the Company's financial statements as a purchase of assets.
The Excel Transactions along with the July 2014 Transactions are herein collectively referred to as the “2014 Transactions”.
Subsidiaries, Owned Vessels and Newbuilding Contracts
Below is the list of Star Bulk's subsidiaries, all of which are wholly owned, as of June 30, 2015:

Vessels in operation at June 30, 2015
				Date
	Wholly Owned Subsidiaries	Vessel Name	DWT	Delivered to Star Bulk	Year Built
1	Pearl Shiptrade LLC	Gargantua (1)	209,529	April 2, 2015	2015
2	L.A. Cape Shipping LLC	Deep Blue (1)	182,608	May 27, 2015	2015
3	Cape Ocean Maritime LLC	Leviathan (1)	182,511	September 19, 2014	2014
4	Cape Horizon Shipping LLC	Peloreus (1)	182,496	July 22, 2014	2014
5	Positive Shipping Company	Indomitable (1)	182,476	January 8, 2015	2015
6	OOCAPE1 Holdings LLC	Obelix (1)	181,433	July 11, 2014	2011
7	Sandra Shipco LLC	Star Pauline (2)	180,274	December 29, 2014	2008
8	Christine Shipco LLC	Christine (tbr Star Martha) (2)	180,274	October 31, 2014	2010
9	Pacific Cape Shipping LLC	Pantagruel (1)	180,181	July 11, 2014	2004
10	Star Borealis LLC	Star Borealis	179,678	September 9, 2011	2011
11	Star Polaris LLC	Star Polaris	179,600	November 14, 2011	2011
12	Star Trident V LLC	Star Angie (2)	177,931	October 29, 2014	2007
13	Sky Cape Shipping LLC	Big Fish (1)	177,643	July 11, 2014	2004
14	Global Cape Shipping LLC	Kymopolia (1)	176,990	July 11, 2014	2006
15	Sea Cape Shipping LLC	Big Bang (1)	174,109	July 11, 2014	2007
16	Star Aurora LLC	Star Aurora	171,199	September 8, 2010	2000
17	Lowlands Beilun Shipco LLC	Star Despoina (2)	170,162	December 29, 2014	1999
18	Star Trident VII LLC	Star Eleonora (2)	164,218	December 3, 2014	2001
19	Star Trident VI LLC	Star Monisha (2)	164,218	February 2, 2015	2001
20	Nautical Shipping LLC	Amami (1)	98,681	July 11, 2014	2011
21	Majestic Shipping LLC	Madredeus (1)	98,681	July 11, 2014	2011
22	Star Sirius LLC	Star Sirius	98,681	March 7, 2014	2011
23	Star Vega LLC	Star Vega	98,681	February 13, 2014	2011
24	Star Alta II LLC	Star Angelina (3)	82,981	December 5, 2014	2006
25	Star Alta I LLC	Star Gwyneth (3)	82,790	December 5, 2014	2006
26	Star Trident I LLC	Star Kamila (2)	82,769	September 3, 2014	2005
27	Grain Shipping LLC	Pendulum (1)	82,619	July 11, 2014	2006
28	Star Trident XIX LLC	Star Maria (2)	82,598	November 5, 2014	2007
29	Star Trident XII LLC	Star Markella (2)	82,594	September 29, 2014	2007
30	Star Trident IX LLC	Star Danai (2)	82,574	October 21, 2014	2006
31	Star Trident XI LLC	Star Georgia (2)	82,298	October 14, 2014	2006
32	Star Trident VIII LLC	Star Sophia (2)	82,269	October 31, 2014	2007
33	Star Trident XVI LLC	Star Mariella (2)	82,266	September 19, 2014	2006
34	Star Trident XIV LLC	Star Moira (2)	82,257	November 19, 2014	2006
35	Star Trident XVIII LLC	Star Nina (2)	82,224	January 5, 2015	2006
36	Star Trident X LLC	Star Renee (2)	82,221	December 18, 2014	2006
37	Star Trident II LLC	Star Nasia (2)	82,220	August 29, 2014	2006
38	Star Trident XIII LLC	Star Laura (2)	82,209	December 8, 2014	2006
39	Star Trident XV LLC	Star Jennifer (2)	82,209	April 15, 2015	2006
40	Star Trident XVII LLC	Star Helena (2)	82,187	December 29, 2014	2006
41	Mineral Shipping LLC	Mercurial Virgo (1)	81,545	July 11, 2014	2013
42	KMSRX Holdings LLC	Magnum Opus (1)	81,022	July 11, 2014	2014
43	Dioriga Shipping Co.	Tsu Ebisu (1)	81,001	July 11, 2014	2014
44	Star Trident III LLC	Star Iris (2)	76,466	September 8, 2014	2004
45	Star Trident IV LLC	Star Aline (2)	76,429	September 4, 2014	2004
46	Star Trident XX LLC	Star Emily (2)	76,417	September 16, 2014	2004
47	Star Trident XXII LLC	Star Natalie (2)	73,798	August 29, 2014	1998
48	Star Trident XXIII LLC	Star Nicole (2)	73,751	January 14, 2015	1997
49	Star Trident XXV LLC	Star Vanessa (2)	72,493	November 7, 2014	1999
50	Star Trident XXVI LLC	Star Claudia (2)	71,662	January 20, 2015	1997
51	Spring Shipping LLC	Idee Fixe (1)(4)	63,458	March 25, 2015	2015
52	Orion Maritime LLC	Roberta (1)(4)	63,426	March 31, 2015	2015
53	Success Maritime LLC	Laura (1)(4)	63,399	April 7, 2015	2015
54	Ultra Shipping LLC	Kaley (1)(4)	63,283	June 26, 2015	2015
55	Star Challenger I LLC	Star Challenger	61,462	December 12, 2013	2012
56	Star Challenger II LLC	Star Fighter	61,455	December 30, 2013	2013
57	Aurelia Shipping LLC	Honey Badger (1)	61,297	February 27, 2015	2015
58	Rainbow Maritime LLC	Wolverine (1)	61,297	February 27, 2015	2015
59	Premier Voyage LLC	Maiden Voyage (1)	58,722	July 11, 2014	2012
60	Glory Supra Shipping LLC	Strange Attractor (1)	55,742	July 11, 2014	2006
61	Star Omicron LLC	Star Omicron	53,489	April 17, 2008	2005
62	Star Gamma LLC	Star Gamma (ex C Duckling)	53,098	January 4, 2008	2002
63	Star Zeta LLC	Star Zeta (ex I Duckling)	52,994	January 2, 2008	2003
64	Star Delta LLC	Star Delta (ex F Duckling)	52,434	January 2, 2008	2000
65	Star Theta LLC	Star Theta (ex J Duckling)	52,425	December 6, 2007	2003
66	Star Epsilon LLC	Star Epsilon (ex G Duckling)	52,402	December 3, 2007	2001
67	Star Cosmo LLC	Star Cosmo	52,246	July 1, 2008	2005
68	Star Kappa LLC	Star Kappa (ex E Duckling)	52,055	December 14, 2007	2001
69	Star Trident XXX LLC	Star Michele (2)	45,588	October 14, 2014	1998

(1)      Vessels acquired pursuant to the Merger and the Pappas Transaction
(2)      Vessels acquired pursuant to the Excel Transactions
(3)   Vessels acquired from Heron
(4)      Vessels subject to a capital bareboat lease (Note 5)

Newbuildings at June 30, 2015
	Wholly Owned Subsidiaries	Newbuildings Name	Type	DWT	Expected Delivery
					Date
1	Sea Diamond Shipping LLC	HN NE 167 (tbn Goliath) (Note 15)	Newcastlemax	209,000	July 2015
2	Coral Cape Shipping LLC	HN NE 184 (tbn Maharaj) (Note 15)	Newcastlemax	209,000	July 2015
3	Star Ennea LLC	HN NE 198 (tbn Star Poseidon)	Newcastlemax	209,000	March 2016
4	Clearwater Shipping LLC	HN 1359 (tbn Star Marisa) (1) (2)	Newcastlemax	208,000	November 2015
5	Star Seeker LLC	HN 1372 (tbn Star Libra) (2)	Newcastlemax	208,000	November 2015
6	Domus Shipping LLC	HN 1360 (tbn Star Ariadne) (1) (2)	Newcastlemax	208,000	February 2016
7	Star Castle I LLC	HN 1342 (tbn Star Gemini) (1)	Newcastlemax	208,000	March 2016
8	Star Breezer LLC	HN 1371 (tbn Star Virgo) (2)	Newcastlemax	208,000	February 2016
9	Festive Shipping LLC	HN 1361 (tbn Star Magnanimus) (1) (2)	Newcastlemax	208,000	May 2016
10	Star Castle II LLC	HN 1343 (tbn Star Leo)	Newcastlemax	208,000	March 2016
11	White Sand Shipping LLC	HN 1363 (tbn Star Chaucer) (1) (2)	Newcastlemax	208,000	September 2016
12	Cape Confidence Shipping LLC	HN 5055 (tbn Behemoth)	Capesize	182,000	January 2016
13	Cape Runner Shipping LLC	HN 5056 (tbn Megalodon)	Capesize	182,000	January 2016
14	Olympia Shiptrade LLC	HN 1312 (tbn Bruno Marks)	Capesize	180,000	September 2015
15	Victory Shipping LLC	HN 1313 (tbn Jenmark)	Capesize	180,000	October 2015
16	Star Cape I LLC	HN 1338 (tbn Star Aries)	Capesize	180,000	November 2015
17	Star Cape II LLC	HN 1339 (tbn Star Taurus)	Capesize	180,000	March 2016
18	Blooming Navigation LLC	HN 1080 (tbn Kennadi)	Ultramax	64,000	January 2016
19	Jasmine Shipping LLC	HN 1081 (tbn Mackenzie)	Ultramax	64,000	February 2016
20	Oday Marine LLC	HN 1082 (tbn Night Owl)	Ultramax	64,000	March 2016
21	Searay Maritime LLC	HN 1083 (tbn Early Bird)	Ultramax	64,000	April 2016
22	Star Axe I LLC	HN NE 196 (tbn Star Antares)	Ultramax	61,000	October 2015
23	Star Axe II LLC	HN NE 197 (tbn Star Lutas)	Ultramax	61,000	January 2016
24	Star Asia I LLC	HN 5040 (tbn Star Aquarius) (Note 15)	Ultramax	60,000	July 2015
25	Star Asia II LLC	HN 5043 (tbn Star Pisces) (Note 15)	Ultramax	60,000	August 2015

(1)      Vessels acquired pursuant to the Merger and the Pappas Transaction
(2)      Subject to a capital bareboat lease (Note 6)
Non-vessel owning subsidiaries at June 30, 2015
Wholly Owned Subsidiaries
Star Bulk Management Inc.
Starbulk S.A.
Star Bulk Manning LLC
Star Omas LLC (1)
Star Synergy LLC (1)
Oceanbulk Shipping LLC
Oceanbulk Carriers LLC
International Holdings LLC
Unity Holding LLC
Star Bulk (USA) LLC
Star Trident XXI LLC (2)
Star Trident XXIV LLC (2)
Star Trident XXVII LLC (2)
Star Trident XXXI LLC (2)
Star Trident XXIX LLC (2)
Star Trident XXVIII LLC (2)
Lamda LLC (2)
Star Alpha LLC (2)
Star Beta LLC (2)
Star Ypsilon LLC (2)
Star Mega LLC (2)
Star Big LLC (2)

(1)      Entities established to merge with the holding companies of Oceanbulk
(2)      Owning companies of vessels which were sold that currently have no operations

Below is the list of the vessels which were under commercial and technical management by Star Bulk's wholly owned subsidiary, Starbulk S.A., during the six month period ended June 30, 2014.  For each vessel, Starbulk S.A. received a fixed management fee of $0.75 per day.

Vessel Owning Company	Vessel Name	DWT	Effective Date of Management Agreement	Year Built
Global Cape Shipping LLC (1)	Kymopolia	176,990	January 30, 2014	2006
OOCAPE1 Holdings LLC (1)	Obelix	181,433	October 19, 2012	2011
Pacific Cape Shipping LLC (1)	Pantagruel	180,181	October 24, 2013	2004
Sea Cape Shipping LLC (1)	Big Bang	174,109	August 30, 2013	2007
Sky Cape Shipping LLC (1)	Big Fish	177,662	October 18, 2013	2004
Majestic Shipping LLC (1)	Madredeus	98,681	February 4, 2014	2011
Nautical Shipping LLC (1)	Amami	98,681	February 4, 2014	2011
Grain Shipping LLC (1)	Pendulum	82,619	February 17, 2014	2006
Mineral Shipping LLC (1)	Mercurial Virgo	81,545	February 17, 2014	2011
Adore Shipping Corp.	Renascentia (2)	74,732	June 20, 2013	1999
Hamon Shipping Inc	Marto (3)	74,470	August 2, 2013	2001
Glory Supra Shipping LLC (1)	Strange Attractor	55,742	September 24, 2013	2006
Premier Voyage LLC (1)	Maiden Voyage	58,722	September 28, 2012	2012
Serenity Maritime Inc.	Serenity I	53,688	June 11, 2011	2006

(1)      The respective companies were related parties, please refer to Note 3, which became wholly owned subsidiaries following the completion of the Merger on July 11, 2014, when the respective management agreements were terminated.
(2)      On June 20, 2014, this vessel was sold and the management agreement between Starbulk S.A. and the previous owners was terminated. The Company received management fees for a period of two months following the termination date, in accordance with the terms of the management agreement
(3)      On July 3, 2014, the Company received a notice of termination of the management agreement for the vessel Marto, one of the third-party owned vessels under the Company's management.  The management agreement was terminated upon the vessel's delivery to its new managers, on August 20, 2014.  The Company was entitled to receive management fees for a period of three months following the termination date, in accordance with the terms of the management agreement.